Related party transactions (Detail) $ in Thousands			12 Months Ended
	Dec. 30, 2019 USD ($)	Nov. 28, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 02, 2020 CAD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 24, 2019 USD ($)	May 24, 2019 CAD ($)
Transactions with Third Party [Line Items]
Note payable to related party			$ 30,493,000	$ 0
Interest income			91,448,000	100,886,000
Fair value loss			(559,701,000)	(278,084,000)
Amount reclassified from AOCI into earnings, net of tax			4,698,000	3,579,000
Contributions from redeemable non-controlling interests			3,717,000	3,403,000
Non-controlling interest incurred			(6,955,000)	(9,006,000)
Distribution to redeemable non-controlling interest			951,000	1,848,000
Non-controlling interests			458,612,000	531,541,000
San Antonio Water System, Joint Venture
Transactions with Third Party [Line Items]
Investments in joint venture				1,500,000	$ 1,581
Ownership interest acquired (percent)					50.00%
AYES Canada
Transactions with Third Party [Line Items]
Interest income			14,731,000	25,572,000
Fair value loss			(20,272,000)	6,649,000
Non-controlling interests			59,125,000	73,707,000		$ 96,752,000
Redeemable Non-Controlling Interest
Transactions with Third Party [Line Items]
Contributions from redeemable non-controlling interests		$ 305,000,000
Non-controlling interest incurred			12,651,000	16,482,000
Distribution to redeemable non-controlling interest			12,198,000	18,241,000
Redeemable Non-Controlling Interest | Secured Credit Facility
Transactions with Third Party [Line Items]
Debt instrument, term		3 years
Secured credit facility, maximum borrowing capacity		$ 306,500,000
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest			16,064,000	26,465,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses			25,829,000	16,248,000
Development fees charged to the Company			(26,015,000)	(3,924,000)
Equity Method Investee | Sugar Creek
Transactions with Third Party [Line Items]
Exchange of notes receivable				21,107,000
Amount reclassified from AOCI into earnings, before tax				15,765,000
Amount reclassified from AOCI into earnings, net of tax				11,412,000
Third party | San Antonio Water System, Joint Venture
Transactions with Third Party [Line Items]
Investments in joint venture				1,500,000
Related Party | AWUSA
Transactions with Third Party [Line Items]
Exchange of notes receivable	$ 30,293,000
Gain (loss) on sale of investments	$ 0
Interest income				6,007,000
Fair value loss				6,007,000
Related Party | AYES Canada
Transactions with Third Party [Line Items]
Non-controlling interests						$ 96,752,000	$ 130,103	$ 96,752,000	$ 130,103
Distribution from interest in noncontrolling interest			$ 16,064,000	$ 26,465,000